Submission	Mar. 21, 2025
Submission [Line Items]
Central Index Key	0001527590
Registrant Name	Ready Capital Corp
Registration File Number	333-285998
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES